Promissory Notes (Details Textual) (USD $)	1 Months Ended
	Jul. 31, 2012	Jul. 03, 2012
Promissory Notes (Textual)
Promissory note issued to Denali, amount	$ 100,000
Maturity date of promissory note issued to Denali	Jun. 30, 2014
Interest rate on promissory note		8.00%
Description of conversion of promissory notes into one common share	Price that equal to ninety percent of volume weighted average trading price during the three trading days immediately preceding the date at which Denali submits the written notice of conversion to the Company.